Off balance sheet commitments - Summary of Amount of Guarantees Given and Received (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Guarantees given:
Disclosure of Guarantees [Line Items]
Estimated financial effect of contingent liabilities	€ 3,103	€ 3,010	€ 2,986
Guarantees provided to banks in connection with credit facilities
Disclosure of Guarantees [Line Items]
Estimated financial effect of contingent liabilities	1,263	1,307	1,318
Other guarantees given
Disclosure of Guarantees [Line Items]
Estimated financial effect of contingent liabilities	1,840	1,703	1,668
Guarantees received
Disclosure of Guarantees [Line Items]
Estimated financial effect of contingent liabilities	€ (703)	€ (190)	€ (181)